PROPERTIES AND EQUIPMENT Impairment of Natural Gas and Crude Oil Properties (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Continuing Operations:
Impairment of proved properties									$ 0	$ 0	$ 0
Impairment of significantly unproved properties									1,629	1,108	1,477
Amortization of Individually Insignificant Unproved Properties									4,266	1,193	2,893
Total continuing operations	4,563	388	356	588	1,090	384	376	451	5,895	2,301	4,370
Discontinued operations:
Impairment of proved properties									161,185	22,460	4,666
Impairment of Individually Significant Unproved Properties from discontinued operations									313	0	0
Amortization of Individually Insignificant Unproved Properties from discontidued operations									756	398	2,111
Total discontinued operations									162,254	22,858	6,777
Total impairment of natural gas and crude oil properties									$ 168,149	$ 25,159	$ 11,147